Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Prepaid expenses and other current assets	$ 5,300	$ 5,300	$ 5,300	$ 5,300